United States

Securities and Exchange Commission

Washington, D.C. 20549

Form N-Q

Quarterly Schedule of Portfolio Holdings of Registered Management Investment Companies

811-2782

(Investment Company Act File Number)

Federated High Income Bond Fund, Inc.

___________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Investors Funds

4000 Ericsson Drive

Warrendale, PA 15086-7561

(Address of Principal Executive Offices)

(412) 288-1900

(Registrant's Telephone Number)

John W. McGonigle, Esquire

Federated Investors Tower

1001 Liberty Avenue

Pittsburgh, Pennsylvania 15222-3779

(Name and Address of Agent for Service)

(Notices should be sent to the Agent for Service)

Date of Fiscal Year End: 03/31/15

Date of Reporting Period: Quarter ended 06/30/14

Item 1. Schedule of Investments

Federated High Income Bond Fund, Inc.
Portfolio of Investments
June 30, 2014 (unaudited)
Principal Amount or Shares			Value
		CORPORATE BONDS—97.3%
		Aerospace/Defense—0.8%
$2,875,000		B/E Aerospace, Inc., Sr. Unsecd. Note, 5.25%, 4/1/2022	$3,144,532
900,000		TransDigm, Inc., 5.50%, 10/15/2020	919,260
2,875,000	[1,2]	TransDigm, Inc., Series 144A, 6.00%, 7/15/2022	2,957,656
1,700,000	[1,2]	TransDigm, Inc., Series 144A, 6.50%, 7/15/2024	1,772,250
		TOTAL	8,793,698
		Automotive—4.4%
4,300,000		Affinia Group, Inc., Sr. Unsecd. Note, 7.75%, 5/1/2021	4,547,250
2,675,000	[1,2]	Allison Transmission, Inc., Sr. Unsecd. Note, Series 144A, 7.125%, 5/15/2019	2,875,625
1,675,000		American Axle & Manufacturing Holdings, Inc., 6.25%, 3/15/2021	1,809,000
2,050,000		American Axle & Manufacturing Holdings, Inc., Sr. Note, 6.625%, 10/15/2022	2,255,000
3,300,000		American Axle & Manufacturing Holdings, Inc., Sr. Note, 7.75%, 11/15/2019	3,819,750
1,025,000		Chrysler Group LLC, Note, Series WI, 8.25%, 6/15/2021	1,163,375
1,125,000	[3,4]	Exide Technologies, Sr. Secd. Note, 8.625%, 2/1/2018	683,438
1,225,000	[1,2]	IDQ Holdings, Inc., Sr. Secd. Note, Series 144A, 11.50%, 4/1/2017	1,356,687
3,100,000	[1,2]	International Automotive Components, Sr. Secd. Note, Series 144A, 9.125%, 6/1/2018	3,317,000
2,575,000	[1,2]	J.B. Poindexter, Inc., Series 144A, 9.00%, 4/1/2022	2,877,563
950,000	[1,2]	Jaguar Land Rover PLC, Series 144A, 5.625%, 2/1/2023	1,012,938
3,125,000	[1,2]	Jaguar Land Rover PLC, Sr. Unsecd. Note, Series 144A, 8.125%, 5/15/2021	3,531,250
950,000		Lear Corp., 5.375%, 3/15/2024	980,875
1,875,000		Lear Corp., Series WI, 4.75%, 1/15/2023	1,875,000
1,125,000	[1,2]	Schaeffler AG, 4.75%, 5/15/2021	1,164,375
2,250,000	[1,2]	Schaeffler AG, Series 144A, 4.25%, 5/15/2021	2,255,625
1,875,000	[1,2]	Schaeffler AG, Series 144A, 6.875%, 8/15/2018	1,985,156
525,000	[1,2]	Schaeffler AG, Series 144A, 7.75%, 2/15/2017	594,563
3,050,000	[1,2]	Stackpole International, Sr. Secd. Note, 7.75%, 10/15/2021	3,202,500
1,975,000		Tenneco Automotive, Inc., Company Guarantee, 6.875%, 12/15/2020	2,160,156
725,000		Tenneco Automotive, Inc., Company Guarantee, 7.75%, 8/15/2018	757,625
775,000		Titan International, Inc., Series WI, 6.875%, 10/1/2020	790,500
1,000,000		Tomkins LLC/Tomkins, Inc., Term Loan—2nd Lien, 9.00%, 10/1/2018	1,066,050
6,225,000		United Components, Inc., Company Guarantee, Series WI, 8.625%, 2/15/2019	5,944,875
		TOTAL	52,026,176
		Building Materials—3.3%
1,300,000	[1,2]	Allegion US Holdings Co., Inc., 5.75%, 10/1/2021	1,374,750
2,275,000	[1,2]	American Builders & Contractors Supply Co. Inc., Series 144A, 5.625%, 4/15/2021	2,360,312
2,325,000		Anixter International, Inc., 5.625%, 5/1/2019	2,508,094
950,000	[1,2]	Building Materials Corp. of America, Bond, Series 144A, 6.75%, 5/1/2021	1,026,000
1,275,000	[1,2]	Building Materials Corp. of America, Sr. Note, Series 144A, 7.50%, 3/15/2020	1,364,250
2,475,000	[1,2]	CPG International, Inc., 8.00%, 10/1/2021	2,617,312
3,150,000	[1,2]	Masonite International Corp., Sr. Note, Series 144A, 8.25%, 4/15/2021	3,449,250
1,700,000		Nortek, Inc., Sr. Unsecd. Note, Series WI, 10.00%, 12/1/2018	1,840,250
5,500,000		Nortek, Inc., Sr. Unsecd. Note, Series WI, 8.50%, 4/15/2021	6,105,000
2,900,000	[1,2]	Ply Gem Industries, Inc., Series 144A, 6.50%, 2/1/2022	2,809,375
1,925,000	[1,2]	RSI Home Products Incorporated, Series 144A, 6.875%, 3/1/2018	2,059,750
3,900,000	[1,2]	Rexel, Inc., Series 144A, 6.125%, 12/15/2019	4,143,750
3,125,000	[1,2]	Rexel, Inc., Sr. Note, Series 144A, 5.25%, 6/15/2020	3,265,625

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Building Materials—continued
$2,800,000	[1,2]	Roofing Supply Group, Series 144A, 10.00%, 6/1/2020	$3,010,000
650,000	[1,2]	USG Corp., Sr. Note, 5.875%, 11/1/2021	689,813
		TOTAL	38,623,531
		Cable Satellite—4.3%
2,425,000		CCO Holdings LLC/Cap Corp., Series WI, 5.75%, 9/1/2023	2,522,000
2,325,000	[1,2]	Cequel Communications Holdings, Series 144A, 5.125%, 12/15/2021	2,327,906
1,375,000	[1,2]	Cequel Communications Holdings, Series 144A, 6.375%, 9/15/2020	1,467,813
900,000		Charter Communications Holdings II, 5.125%, 2/15/2023	907,875
1,050,000		Charter Communications Holdings II, 5.75%, 1/15/2024	1,076,250
1,050,000		Charter Communications Holdings II, 6.625%, 1/31/2022	1,132,688
725,000		Charter Communications Holdings II, 7.375%, 6/1/2020	792,063
475,000		Charter Communications Holdings II, Company Guarantee, Series WI, 8.125%, 4/30/2020	515,375
3,425,000		Charter Communications Holdings II, Sr. Note, 7.00%, 1/15/2019	3,621,937
925,000		DISH DBS Corporation, 5.00%, 3/15/2023	944,656
525,000		DISH DBS Corporation, Series WI, 4.625%, 7/15/2017	558,469
7,400,000		DISH DBS Corporation, Series WI, 5.875%, 7/15/2022	8,047,500
2,300,000	[1,2]	Inmarsat Finance PLC, Series 144A, 4.875%, 5/15/2022	2,328,750
2,675,000		Intelsat (Luxembourg) S.A., 7.75%, 6/1/2021	2,842,187
2,700,000		Intelsat (Luxembourg) S.A., Sr. Unsecd. Note, 8.125%, 6/1/2023	2,929,500
3,075,000		Intelsat Jackson Holdings S.A., 6.625%, 12/15/2022	3,224,906
2,575,000		Intelsat Jackson Holdings S.A., Company Guarantee, 8.50%, 11/1/2019	2,745,594
2,175,000		Intelsat Jackson Holdings S.A., Sr. Unsecd. Note, 5.50%, 8/1/2023	2,166,844
1,575,000		Intelsat Jackson Holdings S.A., Sr. Unsecd. Note, Series WI, 7.25%, 4/1/2019	1,681,312
675,000		Intelsat Jackson Holdings S.A., Sr. Unsecd. Note, Series WI, 7.50%, 4/1/2021	742,500
350,000	[1,2]	Numericable Group SA, Series 144A, 4.875%, 5/15/2019	359,625
2,250,000	[1,2]	Numericable Group SA, Series 144A, 6.00%, 5/15/2022	2,342,813
1,525,000	[1,2]	Numericable Group SA, Series 144A, 6.25%, 5/15/2024	1,593,625
1,800,000	[1,2]	Unitymedia Hessen GmbH & Co.KG/Unitymedia NRW GmbH, Series 144A, 5.50%, 1/15/2023	1,872,000
2,200,000	[1,2]	Virgin Media Secured Finance PLC, Series 144A, 6.375%, 4/15/2023	2,398,000
		TOTAL	51,142,188
		Chemicals—2.1%
2,275,000		Ashland, Inc., 4.75%, 8/15/2022	2,297,750
1,800,000		Celanese US Holdings LLC, 4.625%, 11/15/2022	1,818,000
2,225,000	[1,2]	Compass Minerals International, Inc., Series 144A, 4.875%, 7/15/2024	2,236,125
4,025,000	[1,2]	Dupont Performance Coatings, Series 144A, 7.375%, 5/1/2021	4,407,375
750,000		Eagle Spinco, Inc., Sr. Unsecd. Note, Series WI, 4.625%, 2/15/2021	751,875
450,000		Georgia Gulf Corp., Series WI, 4.875%, 5/15/2023	453,375
2,500,000		Hexion U.S. Finance Corp., 6.625%, 4/15/2020	2,662,500
3,500,000		Hexion U.S. Finance Corp., Sr. Secd. Note, 8.875%, 2/1/2018	3,648,750
950,000		Hexion U.S. Finance Corp., Sr. Secd. Note, Series WI, 9.00%, 11/15/2020	973,750
1,875,000		Huntsman International LLC, Company Guarantee, Series WI, 8.625%, 3/15/2020	2,036,719
375,000		Huntsman International LLC, Sr. Unsecd. Note, 4.875%, 11/15/2020	390,000
2,025,000		Omnova Solutions, Inc., Company Guarantee, 7.875%, 11/1/2018	2,133,844
1,175,000		Union Carbide Corp., Sr. Deb., 7.875%, 4/1/2023	1,486,392
		TOTAL	25,296,455
		Construction Machinery—0.7%
2,175,000	[1,2]	Jurassic Holdings III, Series 144A, 6.875%, 2/15/2021	2,223,938
575,000		United Rentals, Inc., 5.75%, 11/15/2024	598,719
425,000		United Rentals, Inc., Series WI, 7.375%, 5/15/2020	471,750

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Construction Machinery—continued
$625,000		United Rentals, Inc., Series WI, 7.625%, 4/15/2022	$704,687
3,375,000		United Rentals, Inc., Sr. Sub. Note, 8.375%, 9/15/2020	3,720,937
575,000		United Rentals, Inc., Sr. Unsecd. Note, 6.125%, 6/15/2023	619,563
		TOTAL	8,339,594
		Consumer Cyclical Services—1.9%
2,450,000	[1,2]	Garda World Security Corp., Series 144A, 7.25%, 11/15/2021	2,587,813
1,975,000	[1,2]	Garda World Security Corp., Series 144A, 7.25%, 11/15/2021	2,086,094
3,600,000	[1,2]	Hearthside Group Holdings LLC, Series 144A, 6.50%, 5/1/2022	3,609,000
675,000		Monitronics International, Inc., 9.125%, 4/1/2020	723,937
3,025,000	[1,2]	Reliance Intermediate Holdings LP, Sr. Unsecd. Note, Series 144A, 9.50%, 12/15/2019	3,282,125
3,725,000		ServiceMaster Co., 7.00%, 8/15/2020	3,981,094
1,750,000		ServiceMaster Co., Sr. Unsecd. Note, 7.10%, 3/1/2018	1,855,000
850,000		ServiceMaster Co., Sr. Unsecd. Note, 7.45%, 8/15/2027	911,625
3,550,000		ServiceMaster Co., Sr. Unsecd. Note, 8.00%, 2/15/2020	3,842,875
		TOTAL	22,879,563
		Consumer Products—2.3%
5,825,000	[1,2]	AOT Bedding Super Holdings LLC, Series 144A, 8.125%, 10/1/2020	6,363,812
2,975,000		FGI Operating Co. LLC/FGI Finance, Inc., 7.875%, 5/1/2020	3,183,250
2,500,000	[1,2]	First Quality Finance Co. Inc., 4.625%, 5/15/2021	2,375,000
4,875,000	[1,2]	Party City Holdings, Inc., Sr. Note, 8.75%, 8/15/2019	5,002,969
2,000,000		Party City Holdings, Inc., Sr. Note, Series WI, 8.875%, 8/1/2020	2,225,000
1,750,000	[1,2]	Prestige Brands Holdings, Inc., 5.375%, 12/15/2021	1,793,750
1,100,000		Prestige Brands Holdings, Inc., Series WI, 8.125%, 2/1/2020	1,232,000
3,250,000		Spectrum Brands, Inc., Sr. Unsecd. Note, 6.75%, 3/15/2020	3,493,750
1,400,000		Springs Industries, Inc., 6.25%, 6/1/2021	1,435,000
350,000		Visant Corp., Company Guarantee, Series WI, 10.00%, 10/1/2017	328,125
		TOTAL	27,432,656
		Diversified Manufacturing—1.4%
1,200,000	[1,2]	Apex Tool Group, Sr. Unsecd. Note, Series 144A, 7.00%, 2/1/2021	1,167,000
1,450,000		Dynacast International LLC, Series WI, 9.25%, 7/15/2019	1,602,250
3,725,000	[1,2]	Gardner Denver, Inc., Series 144A, 6.875%, 8/15/2021	3,929,875
2,175,000	[1,2]	Gates Global LLC, Series 144A, 6.00%, 7/15/2022	2,185,875
4,525,000	[1,2]	Hamilton Sundstrand Corp., Series 144A, 7.75%, 12/15/2020	4,864,375
750,000	[1,2]	Milacron LLC, Series 144A, 7.75%, 2/15/2021	825,000
1,060,000	[1,2]	Milacron LLC, Series 144A, 8.375%, 5/15/2019	1,166,000
800,000	[1,2]	Waterjet Holdings, Inc., Series 144A, 7.625%, 2/1/2020	852,000
		TOTAL	16,592,375
		Financial Institutions—3.9%
2,475,000	[1,2]	Aercap Ireland Cap Ltd/A, Series 144A, 4.50%, 5/15/2021	2,521,406
575,000		Ally Financial, Inc., 4.75%, 9/10/2018	611,656
1,050,000		Ally Financial, Inc., Company Guarantee, 7.50%, 9/15/2020	1,269,188
750,000		Ally Financial, Inc., Company Guarantee, 8.00%, 3/15/2020	913,125
3,350,000		Ally Financial, Inc., Company Guarantee, 8.30%, 2/12/2015	3,496,562
3,925,000		Ally Financial, Inc., Company Guarantee, Series WI, 6.25%, 12/1/2017	4,396,000
725,000		Ally Financial, Inc., Sr. Unsecd. Note, 5.50%, 2/15/2017	787,078
4,750,000		CIT Group, Inc., 5.25%, 3/15/2018	5,112,187
400,000		CIT Group, Inc., 5.375%, 5/15/2020	430,875
1,700,000	[1,2]	CIT Group, Inc., Sr. 2nd Priority Note, Series 144A, 6.625%, 4/1/2018	1,916,750
2,400,000		CIT Group, Inc., Sr. Note, 4.25%, 8/15/2017	2,509,500

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Financial Institutions—continued
$1,750,000		CIT Group, Inc., Sr. Unsecd. Note, 5.00%, 8/1/2023	$1,795,938
1,225,000		General Motors Financial Company, Inc., Series WI, 4.25%, 5/15/2023	1,226,531
3,975,000		International Lease Finance Corp., 4.625%, 4/15/2021	4,111,641
3,425,000		International Lease Finance Corp., 5.875%, 8/15/2022	3,750,375
825,000		International Lease Finance Corp., Sr. Unsecd. Note, 5.75%, 5/15/2016	885,328
750,000		International Lease Finance Corp., Sr. Unsecd. Note, 6.25%, 5/15/2019	841,875
1,975,000	[1,2]	Neuberger Berman, Inc., Series 144A, 5.875%, 3/15/2022	2,118,188
950,000	[1,2]	Neuberger Berman, Inc., Sr. Note, Series 144A, 5.625%, 3/15/2020	1,009,375
5,600,000	[1,2]	Nuveen Investments, Inc., Sr. Unsecd. Note, Series 144A, 9.50%, 10/15/2020	6,664,000
		TOTAL	46,367,578
		Food & Beverage—3.9%
5,400,000		Aramark Corp., Sr. Unsecd. Note, 5.75%, 3/15/2020	5,737,500
1,400,000		B&G Foods, Inc., Sr. Note, 4.625%, 6/1/2021	1,407,000
1,000,000		Constellation Brands, Inc., 4.25%, 5/1/2023	1,003,750
1,000,000	[1,2]	Darling Ingredients, Inc., Series 144A, 5.375%, 1/15/2022	1,041,250
5,712,000		Del Monte Foods Co., Sr. Unsecd. Note, 7.625%, 2/15/2019	5,959,615
6,675,000		HJ Heinz Co., 4.25%, 10/15/2020	6,725,062
5,550,000		Pinnacle Foods Finance LLC/Pinnacle Foods Finance Corp., Series WI, 4.875%, 5/1/2021	5,702,625
1,950,000	[1,2]	Shearer's Foods, Inc., Sr. Secd. Note, Series 144A, 9.00%, 11/1/2019	2,145,000
4,000,000		Smithfield Foods, Inc., 6.625%, 8/15/2022	4,400,000
400,000	[1,2]	Smithfield Foods, Inc., Sr. Note, 5.25%, 8/1/2018	419,000
1,250,000	[1,2]	Smithfield Foods, Inc., Sr. Note, 5.875%, 8/1/2021	1,325,000
350,000		TreeHouse Foods, Inc., 4.875%, 3/15/2022	361,813
8,775,000		U.S. Foodservice, Inc., Sr. Unsecd. Note, 8.50%, 6/30/2019	9,402,412
		TOTAL	45,630,027
		Gaming—3.9%
2,350,000		Affinity Gaming LLC, Sr. Unsecd. Note, 9.00%, 5/15/2018	2,491,000
2,150,000		Ameristar Casinos, Inc., Sr. Unsecd. Note, Series WI, 7.50%, 4/15/2021	2,322,000
2,425,000	[1,2]	Chester Downs & Marina, Series 144A, 9.25%, 2/1/2020	2,388,625
925,000	[1,2]	Churchill Downs, Inc., Sr. Unsecd. Note, Series 144A, 5.375%, 12/15/2021	950,438
2,350,000	[1,2]	GLP Capital LP/GLP Financing II, Inc., Series 144A, 4.875%, 11/1/2020	2,426,375
1,350,000	[1,2]	GLP Capital LP/GLP Financing II, Inc., Series 144A, 5.375%, 11/1/2023	1,407,375
1,625,000		Harrah's Operating Co., Inc., Sr. Secd. Note, 11.25%, 6/1/2017	1,495,000
5,425,000		MGM Mirage, Inc., 7.75%, 3/15/2022	6,374,375
1,400,000		MGM Mirage, Inc., Sr. Note, 7.50%, 6/1/2016	1,548,750
900,000		MGM Mirage, Inc., Sr. Unsecd. Note, 6.75%, 10/1/2020	1,006,875
825,000		MGM Mirage, Inc., Sr. Unsecd. Note, 8.625%, 2/1/2019	986,906
3,550,000		Mohegan Tribal Gaming Authority, Series WI, 9.75%, 9/1/2021	3,958,250
4,150,000	[1,2]	Penn National Gaming, Inc., Series 144A, 5.875%, 11/1/2021	3,932,125
1,000,000		Pinnacle Entertainment, Inc., 7.75%, 4/1/2022	1,092,500
2,825,000		Pinnacle Entertainment, Inc., Series WI, 6.375%, 8/1/2021	2,994,500
2,389,000	[1,2]	Rivers Pittsburgh LP, Sr. Secd. Note, Series 144A, 9.50%, 6/15/2019	2,615,955
3,590,000	[1,2]	Seminole Tribe of Florida, Bond, Series 144A, 7.804%, 10/1/2020	4,074,650
3,525,000		Station Casinos, Inc., Sr. Note, 7.50%, 3/1/2021	3,868,687
		TOTAL	45,934,386
		Health Care—8.8%
4,725,000		Biomet, Inc., Sr. Note, 6.50%, 8/1/2020	5,114,812
3,750,000		Biomet, Inc., Sr. Sub., 6.50%, 10/1/2020	4,021,875
1,150,000	[1,2]	CHS/Community Health Systems, Inc., Series 144A, 5.125%, 8/1/2021	1,184,500

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Health Care—continued
$4,300,000	[1,2]	CHS/Community Health Systems, Inc., Series 144A, 6.875%, 2/1/2022	$4,579,500
550,000		Catamaran Corp, 4.75%, 3/15/2021	556,875
3,600,000		DJO Finance LLC, Company Guarantee, Series WI, 7.75%, 4/15/2018	3,798,000
1,175,000		DJO Finance LLC, Series WI, 9.875%, 4/15/2018	1,274,875
925,000		DaVita HealthCare Partners, Inc., 5.125%, 7/15/2024	932,516
2,925,000		DaVita HealthCare Partners, Inc., 5.75%, 8/15/2022	3,137,062
2,225,000	[1,2]	Envision Healthcare Holdings, Inc., Series 144A, 5.125%, 7/1/2022	2,250,031
5,375,000		HCA Holdings, Inc., Sr. Unsecd. Note, Series WI, 7.75%, 5/15/2021	5,905,781
550,000		HCA, Inc., 4.75%, 5/1/2023	550,687
6,525,000		HCA, Inc., 5.00%, 3/15/2024	6,631,488
1,650,000		HCA, Inc., 6.25%, 2/15/2021	1,775,813
1,500,000		HCA, Inc., Revolver—1st Lien, 5.875%, 3/15/2022	1,631,250
2,400,000		HCA, Inc., Series 1, 5.875%, 5/1/2023	2,517,000
1,000,000		HCA, Inc., Sr. Secd. Note, 6.50%, 2/15/2020	1,127,500
4,150,000		HCA, Inc., Sr. Unsecd. Note, 7.50%, 2/15/2022	4,798,437
2,150,000		Hologic, Inc., 6.25%, 8/1/2020	2,279,000
5,575,000		Iasis Healthcare, Sr. Unsecd. Note, 8.375%, 5/15/2019	5,958,281
2,825,000	[1,2]	LifePoint Hospitals, Inc., Sr. Unsecd. Note, 5.50%, 12/1/2021	2,966,250
5,125,000	[1,2]	MPH Acquisition Holdings LLC, Series 144A, 6.625%, 4/1/2022	5,381,250
6,975,000	[1,2]	Ortho-Clinical Diagnostics, Inc., Series 144A, 6.625%, 5/15/2022	6,931,406
575,000	[1,2]	Teleflex, Inc., Series 144A, 5.25%, 6/15/2024	582,188
5,200,000		Tenet Healthcare Corp., 8.125%, 4/1/2022	6,032,000
2,650,000		Tenet Healthcare Corp., Note, Series B, 4.375%, 10/1/2021	2,646,688
2,275,000		Tenet Healthcare Corp., Sr. Secd. Note, 4.50%, 4/1/2021	2,297,750
3,600,000		United Surgical Partners International, Inc., Series WI, 9.00%, 4/1/2020	3,991,500
3,050,000		Universal Hospital Service Holdco, Inc., Series WI, 7.625%, 8/15/2020	3,210,125
6,575,000		VWR Funding, Inc., Sr. Unsecd. Note, 7.25%, 9/15/2017	6,977,719
2,900,000		Wolverine Healthcare, Sr. Note, 10.625%, 6/1/2020	3,197,250
		TOTAL	104,239,409
		Independent Energy—6.3%
3,300,000		Antero Resources Corp., 6.00%, 12/1/2020	3,555,750
475,000	[1,2]	Antero Resources Corp., Series 144A, 5.125%, 12/1/2022	488,656
1,800,000		Antero Resources Corp., Series WI, 5.375%, 11/1/2021	1,874,250
2,825,000		Approach Resources, Inc., 7.00%, 6/15/2021	2,959,187
1,125,000	[1,2]	Athlon Holdings LP, Series 144A, 6.00%, 5/1/2022	1,167,188
2,150,000	[1,2]	Athlon Holdings LP, Sr. Note, Series 144A, 7.375%, 4/15/2021	2,354,250
2,675,000		BreitBurn Energy Partners L.P., 7.875%, 4/15/2022	2,919,094
1,675,000		Carrizo Oil & Gas, Inc., Sr. Unsecd. Note, 7.50%, 9/15/2020	1,846,687
3,675,000		Chaparral Energy, Inc., Company Guarantee, 9.875%, 10/1/2020	4,161,937
1,725,000		Chaparral Energy, Inc., Series WI, 7.625%, 11/15/2022	1,871,625
1,225,000		Chesapeake Energy Corp., 5.375%, 6/15/2021	1,310,750
750,000		Chesapeake Energy Corp., 5.75%, 3/15/2023	837,150
4,175,000		Chesapeake Energy Corp., Sr. Note, 6.875%, 11/15/2020	4,863,875
625,000		Energy XXI Gulf Coast, Inc., 7.75%, 6/15/2019	671,875
2,525,000		Energy XXI Gulf Coast, Inc., 9.25%, 12/15/2017	2,701,750
775,000	[1,2]	Energy XXI Gulf Coast, Inc., Series 144A, 6.875%, 3/15/2024	792,438
2,425,000		Energy XXI Gulf Coast, Inc., Series WI, 7.50%, 12/15/2021	2,606,875
1,225,000		Kodiak Oil & Gas Corp., 5.50%, 1/15/2021	1,283,187
475,000		Kodiak Oil & Gas Corp., Sr. Unsecd. Note, 5.50%, 2/1/2022	495,188

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Independent Energy—continued
$2,400,000	[1,2]	Legacy Reserves, Series 144A, 6.625%, 12/1/2021	$2,448,000
2,275,000		Linn Energy LLC, Company Guarantee, 7.75%, 2/1/2021	2,465,531
350,000		Linn Energy LLC, Series WI, 6.25%, 11/1/2019	368,375
375,000		Linn Energy LLC, Series WI, 6.50%, 5/15/2019	397,500
3,000,000		Linn Energy LLC, Sr. Unsecd. Note, 8.625%, 4/15/2020	3,255,000
2,925,000		Newfield Exploration Co., Sr. Unsecd. Note, 5.625%, 7/1/2024	3,224,812
3,750,000		Northern Oil and Gas, Inc., Sr. Note, 8.00%, 6/1/2020	4,021,875
2,050,000		Oasis Petroleum, Inc., 6.875%, 1/15/2023	2,244,750
2,350,000		Oasis Petroleum, Inc., Company Guarantee, 6.50%, 11/1/2021	2,538,000
500,000	[1,2]	Oasis Petroleum, Inc., Sr. Note, 6.875%, 3/15/2022	547,500
1,575,000		Plains Exploration & Production Co., 6.75%, 2/1/2022	1,797,469
575,000		Range Resources Corp., 5.00%, 8/15/2022	612,375
1,150,000		Range Resources Corp., Sr. Sub. Note, 5.00%, 3/15/2023	1,230,500
1,125,000		SM Energy Co., Sr. Unsecd. Note, Series WI, 5.00%, 1/15/2024	1,125,000
2,200,000		Sandridge Energy, Inc., 7.50%, 3/15/2021	2,395,250
875,000		Sandridge Energy, Inc., Series WI, 7.50%, 2/15/2023	953,750
2,075,000		Sandridge Energy, Inc., Series WI, 8.125%, 10/15/2022	2,295,469
3,000,000		W&T Offshore, Inc., Sr. Unsecd. Note, Series WI, 8.50%, 6/15/2019	3,255,000
		TOTAL	73,937,868
		Industrial - Other—2.9%
3,375,000	[1,2]	Belden CDT, Inc., Series 144A, 5.50%, 9/1/2022	3,510,000
700,000	[1,2]	Belden, Inc., Sr. Sub., Series 144A, 5.25%, 7/15/2024	708,750
2,200,000	[1,2]	Cleaver-Brooks, Inc., Series 144A, 8.75%, 12/15/2019	2,472,250
2,575,000	[1,2]	General Cable Corp., Sr. Unsecd. Note, Series 144A, 7.00%, 10/1/2022	2,632,937
2,675,000	[1,2]	Hillman Group, Inc., Unsecd. Note, Series 144A, 6.375%, 7/15/2022	2,688,375
4,000,000		Interline Brands, Inc., Sr. Unsecd. Note, 10.00%, 11/15/2018	4,300,000
1,075,000		Mastec, Inc., 4.875%, 3/15/2023	1,064,250
4,250,000	[1,2]	Mirror Bidco/Dematic, Series 144A, 7.75%, 12/15/2020	4,579,375
1,020,000		Mueller Water Products, Inc., Company Guarantee, 8.75%, 9/1/2020	1,138,575
3,375,000		Mueller Water Products, Inc., Sr. Sub. Note, Series WI, 7.375%, 6/1/2017	3,446,719
4,800,000		The Hillman Group, Inc., Sr. Unsecd. Note, 10.875%, 6/1/2018	5,094,240
2,350,000	[1,2]	Unifrax Investment Corp., Series 144A, 7.50%, 2/15/2019	2,467,500
		TOTAL	34,102,971
		Leisure—1.2%
1,425,000	[1,2]	Activision Blizzard, Inc., Sr. Note, Series 144A, 6.125%, 9/15/2023	1,571,062
750,000	[1,2]	Activision Blizzard, Inc., Sr. Unsecd. Note, 5.625%, 9/15/2021	810,000
3,050,000		Cedar Fair LP, Company Guarantee, 9.125%, 8/1/2018	3,216,225
1,475,000	[1,2]	Cedar Fair LP, Series 144A, 5.375%, 6/1/2024	1,495,281
375,000		Cedar Fair LP, Sr. Unsecd. Note, 5.25%, 3/15/2021	388,125
350,000		Cinemark USA, Inc., 5.125%, 12/15/2022	361,813
750,000		Cinemark USA, Inc., Company Guarantee, Series WI, 7.375%, 6/15/2021	830,625
3,325,000	[1,3,4,5,6]	Hard Rock Park Operations LLC, Sr. Secd. Note, Series 144A, 1.00%, 4/1/2012	0
1,650,000		Regal Entertainment Group, Sr. Unsecd. Note, 5.75%, 3/15/2022	1,716,000
3,200,000	[1,2]	Six Flags Entertainment Corp., Sr. Note, Series 144A, 5.25%, 1/15/2021	3,288,000
		TOTAL	13,677,131
		Lodging—0.4%
1,300,000		Choice Hotels International, Inc., 5.75%, 7/1/2022	1,401,738
1,150,000	[1,2]	Hilton Worldwide Finance LLC, Sr. Unsecd. Note, Series 144A, 5.625%, 10/15/2021	1,224,031

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Lodging—continued
$1,700,000		Royal Caribbean Cruises Ltd., Sr. Note, 5.25%, 11/15/2022	$1,793,500
		TOTAL	4,419,269
		Media Entertainment—6.9%
1,925,000		AMC Networks, Inc., Series WI, 7.75%, 7/15/2021	2,163,219
1,650,000		AMC Networks, Inc., Sr. Unsecd. Note, 4.75%, 12/15/2022	1,658,250
375,000	[1,2]	CBS Outdoor Americas Capital LLC, Series 144A, 5.25%, 2/15/2022	386,250
375,000	[1,2]	CBS Outdoor Americas Capital LLC, Series 144A, 5.625%, 2/15/2024	388,125
1,225,000		Clear Channel Communications, Inc., 11.25%, 3/1/2021	1,393,437
6,250,000		Clear Channel Communications, Inc., Company Guarantee, 9.00%, 3/1/2021	6,710,937
825,000		Clear Channel Worldwide, 6.50%, 11/15/2022	884,813
825,000		Clear Channel Worldwide, 7.625%, 3/15/2020	886,875
1,625,000		Clear Channel Worldwide, Series B, 7.625%, 3/15/2020	1,761,094
5,500,000		Clear Channel Worldwide, Series WI, 6.50%, 11/15/2022	5,953,750
5,525,000		Crown Media Holdings, Inc., Company Guarantee, 10.50%, 7/15/2019	6,250,156
3,825,000		Cumulus Media, Inc., Sr. Unsecd. Note, Series WI, 7.75%, 5/1/2019	4,030,594
3,950,000	[1,2]	Emerald Expo Holdings, Inc., 9.00%, 6/15/2021	4,147,500
3,700,000		Entercom Radio LLC, Sr. Sub. Note, Series WI, 10.50%, 12/1/2019	4,255,000
975,000	[1,2]	Gannett Co., Inc., Sr. Unsecd. Note, Series 144A, 5.125%, 10/15/2019	1,011,563
3,000,000	[1,2]	Gannett Co., Inc., Sr. Unsecd. Note, Series 144A, 6.375%, 10/15/2023	3,210,000
2,900,000		Gray Television, Inc., 7.50%, 10/1/2020	3,139,250
700,000	[1,2]	Lamar Media Corp., Series 144A, 5.375%, 1/15/2024	728,000
1,825,000		Lamar Media Corp., Series WI, 5.00%, 5/1/2023	1,845,531
1,000,000		Lamar Media Corp., Series WI, 5.875%, 2/1/2022	1,076,250
2,075,000		Nielsen Finance LLC/Nielsen Finance Co., 4.50%, 10/1/2020	2,100,937
796,000		Nielsen Finance LLC/Nielsen Finance Co., Company Guarantee, 7.75%, 10/15/2018	843,760
3,225,000	[1,2]	Nielsen Finance LLC/Nielsen Finance Co., Series 144A, 5.00%, 4/15/2022	3,265,313
800,000	[1,2]	Nielsen Finance LLC/Nielsen Finance Co., Series 144A, 5.50%, 10/1/2021	830,000
2,775,000	[1,2]	Radio One, Inc., Series 144A, 9.25%, 2/15/2020	3,017,812
550,000	[1,2]	Sirius XM Radio, Inc., 4.25%, 5/15/2020	543,813
3,200,000	[1,2]	Sirius XM Radio, Inc., 4.625%, 5/15/2023	3,072,000
2,300,000	[1,2]	Sirius XM Radio, Inc., 5.875%, 10/1/2020	2,438,000
2,700,000	[1,2]	Sirius XM Radio, Inc., Series 144A, 6.00%, 7/15/2024	2,814,750
4,625,000	[1,2]	Southern Graphics Systems, Inc., Series 144A, 8.375%, 10/15/2020	4,925,625
1,950,000	[1,2]	Time, Inc., Series 144A, 5.75%, 4/15/2022	1,974,375
3,600,000	[1,2]	Townsquare Radio LLC, Series 144A, 9.00%, 4/1/2019	4,005,000
		TOTAL	81,711,979
		Metals & Mining—0.5%
2,975,000	[3,4,5]	Aleris International, Inc., Company Guarantee, 9.00%, 12/15/2014	298
2,400,000	[3,4,5]	Aleris International, Inc., Sr. Sub. Note, 10.00%, 12/15/2016	0
425,000		Steel Dynamics, Inc., Sr. Unsecd. Note, 5.25%, 4/15/2023	442,000
2,975,000	[1,2]	Wise Metals Group LLC, Sr. Secd. Note, Series 144A, 8.75%, 12/15/2018	3,242,750
1,775,000	[1,2]	Wise Metals Intermediate Holdings LLC/Wise Holdings Finance Corp., Series 144A, 9.75%, 6/15/2019	1,817,156
		TOTAL	5,502,204
		Midstream—4.2%
3,150,000		Access Midstream Partners LP, Sr. Note, 4.875%, 5/15/2023	3,335,062
450,000		Access Midstream Partners LP, Sr. Unsecd. Note, 4.875%, 3/15/2024	477,000
1,900,000		Chesapeake Midstream Partners LP, Sr. Unsecd. Note, Series WI, 6.125%, 7/15/2022	2,109,000
650,000	[1,2]	Crestwood Midstream Partners LP, Sr. Unsecd. Note, 6.125%, 3/1/2022	687,375
2,800,000		El Paso Corp., Sr. Unsecd. Note, 6.50%, 9/15/2020	3,115,000

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Midstream—continued
$875,000		El Paso Corp., Sr. Unsecd. Note, 7.25%, 6/1/2018	$1,000,781
3,925,000		Energy Transfer Equity LP, 5.875%, 1/15/2024	4,121,250
2,575,000	[1,2]	Energy Transfer Equity LP, Series 144A, 5.875%, 1/15/2024	2,703,750
1,650,000	[1,2]	Ferrellgas, L.P., Series 144A, 6.75%, 1/15/2022	1,732,500
575,000	[1,2]	Global Partners LP/GLP Finance Corp., Series 144A, 6.25%, 7/15/2022	577,156
450,000	[1,2]	Hiland Partners, LP, Series 144A, 5.50%, 5/15/2022	456,750
1,825,000		Holly Energy Partners LP, Sr. Unsecd. Note, 6.50%, 3/1/2020	1,975,562
1,700,000		Inergy Midstream LP, Sr. Unsecd. Note, 6.00%, 12/15/2020	1,793,500
3,050,000	[1,2]	Kinder Morgan, Inc., Sr. Unsecd. Note, 5.625%, 11/15/2023	3,149,125
2,000,000		MarkWest Energy Partners LP, 5.50%, 2/15/2023	2,145,000
1,275,000		MarkWest Energy Partners LP, Sr. Unsecd. Note, 4.50%, 7/15/2023	1,306,875
650,000		MarkWest Energy Partners LP, Sr. Unsecd. Note, 6.25%, 6/15/2022	713,375
650,000		Regency Energy Partners LP, 5.50%, 4/15/2023	682,500
550,000		Regency Energy Partners LP, 5.875%, 3/1/2022	598,813
850,000		Regency Energy Partners LP, Series WI, 4.50%, 11/1/2023	845,750
1,300,000		Regency Energy Partners LP, Sr. Note, 6.875%, 12/1/2018	1,376,375
1,150,000	[1,2]	Rose Rock Midstream LP, Series 144A, 5.625%, 7/15/2022	1,167,250
625,000	[1,2]	Sabine Pass LNG LP, Series 144A, 6.25%, 3/15/2022	680,469
3,200,000		Sabine Pass LNG LP, Series WI, 5.625%, 2/1/2021	3,400,000
1,500,000		Sabine Pass LNG LP, Series WI, 5.625%, 4/15/2023	1,567,500
1,825,000		Suburban Propane Partners LP, 5.50%, 6/1/2024	1,852,375
2,576,000		Suburban Propane Partners LP, Series WI, 7.375%, 8/1/2021	2,814,280
1,175,000	[1,2]	Tesoro Logistics LP, Sr. Note, 5.875%, 10/1/2020	1,245,500
950,000		Tesoro Logistics LP, Sr. Unsecd. Note, 5.875%, 10/1/2020	1,007,000
1,275,000		Tesoro Logistics LP, Sr. Unsecd. Note, 6.125%, 10/15/2021	1,367,438
		TOTAL	50,004,311
		Oil Field Services—1.2%
1,400,000		Basic Energy Services, Inc., Series WI, 7.75%, 10/15/2022	1,571,500
3,275,000	[1,2]	Cgg SA, Series 144A, 6.875%, 1/15/2022	3,283,187
2,000,000		Compagnie Generale de Geophysique Veritas, Sr. Unsecd. Note, 6.50%, 6/1/2021	1,995,000
709,000		Compagnie Generale de Geophysique Veritas, Sr. Unsecd. Note, 7.75%, 5/15/2017	721,408
3,300,000	[1,2]	FTS International, Inc., Series 144A, 6.25%, 5/1/2022	3,390,750
1,400,000	[1,2]	Ocean Rig Norway AS, Sr. Secd. Note, Series 144A, 6.50%, 10/1/2017	1,438,500
1,600,000		Sesi LLC, Series WI, 7.125%, 12/15/2021	1,812,000
		TOTAL	14,212,345
		Packaging—5.6%
525,000	[1,2]	Ardagh Finance Holdings, Series 144A, 8.625%, 6/15/2019	543,375
4,875,000	[1,2]	Ardagh Packaging Finance PLC, Company Guarantee, Series 144A, 9.125%, 10/15/2020	5,386,875
700,000	[1,2]	Ardagh Packaging Finance PLC, Series 144A, 6.75%, 1/31/2021	724,500
211,765	[1,2]	Ardagh Packaging Finance PLC, Series 144A, 7.00%, 11/15/2020	220,235
1,925,000	[1,2]	Ardagh Packaging Finance PLC, Sr. Unsecd. Note, 9.125%, 10/15/2020	2,117,500
350,000	[1,2]	Ardagh Packaging Finance PLC, Sr. Unsecd. Note, Series 144A, 6.00%, 6/30/2021	351,313
3,475,000		Ball Corp., 4.00%, 11/15/2023	3,327,312
4,975,000		Berry Plastics Corp., 5.50%, 5/15/2022	5,009,203
1,025,000	[1,2]	Beverage Packaging Holdings II, Sr. Sub. Note, 6.00%, 6/15/2017	1,053,188
1,575,000		Bway Holding Co., Company Guarantee, Series WI, 10.00%, 6/15/2018	1,661,625
3,200,000	[1,2]	Bway Holding Co., Series 144A, 9.50%, 11/1/2017	3,380,000
1,200,000		Crown Americas LLC, 4.50%, 1/15/2023	1,174,800
775,000		Crown Americas LLC, Company Guarantee, 6.25%, 2/1/2021	833,125

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Packaging—continued
$1,150,000		Greif, Inc., Sr. Unsecd. Note, 7.75%, 8/1/2019	$1,328,250
2,725,000	[1,2]	Multi Packaging Solutions, Inc., Series 144A, 8.50%, 8/15/2021	2,983,875
2,375,000	[1,2]	Packaging Dynamics Corp., Sr. Secd. Note, Series 144A, 8.75%, 2/1/2016	2,448,031
6,850,000		Reynolds Group, Series WI, 8.25%, 2/15/2021	7,483,625
2,300,000		Reynolds Group, Series WI, 9.00%, 4/15/2019	2,446,625
3,450,000		Reynolds Group, Series WI, 9.875%, 8/15/2019	3,842,437
900,000		Reynolds Group, Sr. Unsecd. Note, 7.95%, 12/15/2025	967,500
6,675,000		Reynolds GRP ISS/Reynold, Series WI, 5.75%, 10/15/2020	7,075,500
475,000	[1,2]	Sealed Air Corp., Series 144A, 6.50%, 12/1/2020	536,750
4,700,000	[1,2]	Sealed Air Corp., Sr. Unsecd. Note, Series 144A, 8.375%, 9/15/2021	5,405,000
5,075,000	[1,2]	Signode Industrial Group, Series 144A, 6.375%, 5/1/2022	5,151,125
		TOTAL	65,451,769
		Paper—0.2%
1,500,000		Clearwater Paper Corp., Sr. Note, 4.50%, 2/1/2023	1,462,500
600,000		Graphic Packaging International Corp., Sr. Note, 7.875%, 10/1/2018	633,720
600,000		Graphic Packaging International, Inc., 4.75%, 4/15/2021	616,500
		TOTAL	2,712,720
		Pharmaceuticals—1.5%
1,800,000	[1,2]	Grifols Worldwide Operations Ltd., Series 144A, 5.25%, 4/1/2022	1,872,000
3,325,000	[1,2]	Jaguar Holding Co., Series 144A, 9.375%, 10/15/2017	3,458,000
4,300,000	[1,2]	Jaguar Holding Co., Sr. Note, 9.50%, 12/1/2019	4,719,250
5,475,000	[1,2]	Valeant Pharmaceuticals International, Inc., 7.50%, 7/15/2021	6,084,094
1,975,000	[1,2]	Valeant Pharmaceuticals International, Inc., Series 144A, 5.625%, 12/1/2021	2,034,250
		TOTAL	18,167,594
		Refining—0.2%
700,000		CVR Refining LLC/Coffeyville Finance, Inc., 6.50%, 11/1/2022	742,000
1,775,000		Tesoro Petroleum Corp., 5.125%, 4/1/2024	1,797,188
		TOTAL	2,539,188
		Restaurants—1.1%
4,150,000		DineEquity, Inc., Company Guarantee, Series WI, 9.50%, 10/30/2018	4,467,475
3,525,000		NPC INTL/OPER CO., A&B, Inc., Series WI, 10.50%, 1/15/2020	3,992,063
4,725,000	[1,2]	Seminole Hard Rock Entertainment, Inc./Seminole Hard Rock International LLC, Series 144A, 5.875%, 5/15/2021	4,760,437
		TOTAL	13,219,975
		Retailers—4.8%
4,575,000	[1,2]	Academy Finance Corp., Series 144A, 8.00%, 6/15/2018	4,683,656
4,125,000	[1,2]	Academy Finance Corp., Series 144A, 9.25%, 8/1/2019	4,444,687
2,175,000	[1,2]	Claire's Stores, Inc., Series 144A, 6.125%, 3/15/2020	2,060,812
450,000		Express, LLC, Company Guarantee, 8.75%, 3/1/2018	473,625
1,325,000		Gymboree Corp., Sr. Unsecd. Note, 9.125%, 12/1/2018	891,063
2,500,000	[1,2]	Jo-Ann Stores, Inc., Series 144A, 9.75%, 10/15/2019	2,568,750
5,275,000	[1,2]	Jo-Ann Stores, Inc., Sr. Unsecd. Note, Series 144A, 8.125%, 3/15/2019	5,433,250
1,250,000		Limited Brands, Inc., 5.625%, 10/15/2023	1,364,063
700,000		Limited Brands, Inc., Sr. Unsecd. Note, 5.625%, 2/15/2022	761,250
4,925,000		Michaels Stores, Inc., Company Guarantee, 7.75%, 11/1/2018	5,220,500
2,850,000	[1,2]	Michaels Stores, Inc., Series 144A, 5.875%, 12/15/2020	2,915,550
4,525,000	[1,2]	Michaels Stores, Inc., Series 144A, 7.50%, 8/1/2018	4,643,781
1,100,000	[1,2]	Neiman-Marcus Group, Inc., Series 144A, 8.00%, 10/15/2021	1,190,750
2,725,000	[1,2]	Neiman-Marcus Group, Inc., Series 144A, 8.75%, 10/15/2021	2,983,875
4,800,000	[1,2]	PETCO Animal Supplies, Inc., Series 144A, 8.50%, 10/15/2017	4,932,000

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Retailers—continued
$4,350,000	[1,2]	PETCO Animal Supplies, Inc., Sr. Note, Series 144A, 9.25%, 12/1/2018	$4,681,687
500,000		Phillips Van Heusen Corp., Sr. Note, 4.50%, 12/15/2022	495,000
950,000		Sally Hldgs. LLC/Sally Cap, Inc., 5.75%, 6/1/2022	1,016,500
2,650,000		Sally Hldgs. LLC/Sally Cap, Inc., Series WI, 6.875%, 11/15/2019	2,881,875
1,275,000		United Auto Group, Inc., Sr. Sub., 5.75%, 10/1/2022	1,348,313
1,075,000		Wolverine World Wide, Inc., Sr. Unsecd. Note, 6.125%, 10/15/2020	1,163,688
		TOTAL	56,154,675
		Technology—12.7%
675,000	[1,2]	ACI Worldwide, Inc., 6.375%, 8/15/2020	712,125
1,575,000	[1,2]	Advanced Micro Devices, Inc., Series 144A, 7.00%, 7/1/2024	1,612,406
1,425,000		Advanced Micro Devices, Inc., Sr. Unsecd. Note, 7.50%, 8/15/2022	1,544,344
3,800,000	[1,2]	BMC Software, Inc., Series 144A, 8.125%, 7/15/2021	3,928,250
2,175,000	[1,2]	Blackboard, Inc., Sr. Unsecd. Note, Series 144A, 7.75%, 11/15/2019	2,283,750
3,875,000	[1,2]	Boxer Parent Co., Inc., Series 144A, 9.00%, 10/15/2019	3,797,500
6,625,000		CDW LLC/CDW Finance, Sr. Unsecd. Note, Series WI, 8.50%, 4/1/2019	7,204,687
2,000,000	[1,2]	CommScope, Inc., Series 144A, 5.50%, 6/15/2024	2,042,500
3,800,000	[1,2]	CommScope, Inc., Sr. Note, 6.625%, 6/1/2020	4,075,500
2,850,000	[1,2]	Compucom System, Inc., 7.00%, 5/1/2021	2,907,000
3,750,000		CoreLogic, Inc., Sr. Unsecd. Note, Series WI, 7.25%, 6/1/2021	4,073,437
1,525,000	[1,2]	DataTel, Inc., Series 144A, 9.625%, 12/1/2018	1,593,625
4,125,000	[1,2]	DataTel, Inc., Series 144A, 9.75%, 1/15/2019	4,558,125
2,600,000		Emdeon, Inc., 11.00%, 12/31/2019	2,999,750
2,925,000	[1,2]	Entegris, Inc., Series 144A, 6.00%, 4/1/2022	3,027,375
4,825,000		Epicor Software Corp., 8.625%, 5/1/2019	5,217,031
3,800,000	[1,2]	Epicor Software Corp., Series 144A, 9.00%, 6/15/2018	3,942,500
1,575,000		First Data Corp., Series WI, 11.25%, 1/15/2021	1,842,750
1,825,000	[1,2]	First Data Corp., Sr. Secd. 2nd Priority Note, Series 144A, 8.25%, 1/15/2021	2,007,500
11,275,000	[1,2]	First Data Corp., Sr. Secd. 2nd Priority Note, Series 144A, 8.75%, 1/15/2022	12,501,156
1,300,000		Flextronics International Ltd., 4.625%, 2/15/2020	1,342,250
1,275,000		Flextronics International Ltd., 5.00%, 2/15/2023	1,326,000
1,025,000		Freescale Semiconductor, Inc., Company Guarantee, 10.75%, 8/1/2020	1,160,813
2,875,000	[1,2]	Freescale Semiconductor, Inc., Sr. Secd. Note, Series 144A, 6.00%, 1/15/2022	3,069,062
2,250,000		IAC Interactive Corp., 4.75%, 12/15/2022	2,224,688
1,750,000		IAC Interactive Corp., Series WI, 4.875%, 11/30/2018	1,833,125
3,700,000	[1,2]	Igloo Holdings Corp., Sr. Note, Series 144A, 8.25%, 12/15/2017	3,778,625
5,800,000	[1,2]	Infor Software Parent, Inc., Series 144A, 7.125%, 5/1/2021	5,959,500
2,400,000	[1,2]	Interactive Data Corp., Series 144A, 5.875%, 4/15/2019	2,448,000
625,000		Iron Mountain, Inc., 5.75%, 8/15/2024	646,875
2,200,000		Iron Mountain, Inc., Sr. Sub. Note, 7.75%, 10/1/2019	2,417,250
1,925,000		Lawson Software, Inc., Series WI, 11.50%, 7/15/2018	2,196,906
3,525,000		Lawson Software, Inc., Series WI, 9.375%, 4/1/2019	3,939,187
2,650,000		Lender Processing Services, 5.75%, 4/15/2023	2,855,375
3,200,000		MagnaChip Semiconductor S.A., Sr. Unsecd. Note, 6.625%, 7/15/2021	3,176,000
700,000	[1,2]	NCR Corp., 5.875%, 12/15/2021	742,000
1,275,000	[1,2]	NCR Corp., 6.375%, 12/15/2023	1,389,750
1,425,000		NCR Corp., Sr. Unsecd. Note, 4.625%, 2/15/2021	1,442,813
2,000,000		NCR Corp., Sr. Unsecd. Note, 5.00%, 7/15/2022	2,035,000
1,525,000	[1,2]	NXP BV/NXP Funding LLC, Series 144A, 3.75%, 6/1/2018	1,536,438
900,000	[1,2]	NXP BV/NXP Funding LLC, Series 144A, 5.75%, 2/15/2021	950,625

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Technology—continued
$725,000	[1,2]	NXP BV/NXP Funding LLC, Series 144A, 5.75%, 3/15/2023	$763,969
3,800,000	[1,2]	Nuance Communications, Inc., 5.375%, 8/15/2020	3,952,000
1,650,000	[1,2]	Seagate Technology HDD Holdings, Series 144A, 4.75%, 1/1/2025	1,645,875
3,000,000	[1,2]	Seagate Technology HDD Holdings, Series 144A, 4.75%, 6/1/2023	3,037,500
1,700,000	[1,2]	Solera Holdings, Inc., 6.00%, 6/15/2021	1,823,250
1,200,000	[1,2]	Solera Holdings, Inc., Series 144A, 6.125%, 11/1/2023	1,287,000
1,375,000		SunGard Data Systems, Inc., 6.625%, 11/1/2019	1,454,062
969,000		SunGard Data Systems, Inc., Company Guarantee, 7.375%, 11/15/2018	1,024,718
1,000,000		SunGard Data Systems, Inc., Sr. Unsecd. Note, 7.625%, 11/15/2020	1,095,000
5,750,000		Syniverse Holdings, Inc., Company Guarantee, 9.125%, 1/15/2019	6,174,062
2,325,000		TransUnion Holding Co., Inc., 8.125%, 6/15/2018	2,438,925
4,300,000		TransUnion Holding Co., Inc., Sr. Unsecd. Note, 9.625%, 6/15/2018	4,538,650
1,575,000		Verisign, Inc., 4.625%, 5/1/2023	1,563,818
		TOTAL	149,140,422
		Transportation Services—0.5%
2,300,000		HDTFS, Inc., Series WI, 6.25%, 10/15/2022	2,446,625
2,150,000		Hertz Corp., Company Guarantee, 6.75%, 4/15/2019	2,289,750
1,025,000		Hertz Corp., Series WI, 5.875%, 10/15/2020	1,076,250
		TOTAL	5,812,625
		Utility - Electric—0.8%
1,025,000	[1,2]	Calpine Corp., Series 144A, 5.875%, 1/15/2024	1,086,500
650,000	[1,2]	Calpine Corp., Sr. Secd. Note, Series 144A, 6.00%, 1/15/2022	703,625
89,309	[1]	FPL Energy National Wind, Note, Series 144A, 6.125%, 3/25/2019	88,728
2,275,000		NRG Energy, Inc., Company Guarantee, Series WI, 7.625%, 1/15/2018	2,610,562
2,150,000	[1,2]	NRG Energy, Inc., Series 144A, 6.25%, 5/1/2024	2,249,438
1,400,000		NRG Energy, Inc., Sr. Unsecd. Note, 6.625%, 3/15/2023	1,522,500
1,250,000		NRG Energy, Inc., Sr. Unsecd. Note, 7.875%, 5/15/2021	1,392,188
		TOTAL	9,653,541
		Wireless Communications—4.0%
3,500,000	[1,2]	Altice SA, Series 144A, 7.75%, 5/15/2022	3,745,000
2,275,000	[1,2]	Digicel Ltd., Series 144A, 6.00%, 4/15/2021	2,354,625
7,200,000	[1,2]	Digicel Ltd., Sr. Unsecd. Note, Series 144A, 8.25%, 9/30/2020	7,884,000
600,000		MetroPCS Wireless, Inc., 6.125%, 1/15/2022	639,000
2,225,000		MetroPCS Wireless, Inc., 6.50%, 1/15/2024	2,383,531
275,000		MetroPCS Wireless, Inc., 6.731%, 4/28/2022	297,688
4,750,000		MetroPCS Wireless, Inc., Sr. Note, 6.625%, 11/15/2020	5,088,437
50,000		MetroPCS Wireless, Inc., Sr. Note, 6.633%, 4/28/2021	54,313
75,000		MetroPCS Wireless, Inc., Sr. Note, 6.836%, 4/28/2023	81,938
1,050,000		MetroPCS Wireless, Inc., Sr. Note, 7.875%, 9/1/2018	1,103,865
3,925,000		Sprint Capital Corp., Company Guarantee, 6.875%, 11/15/2028	3,983,875
6,175,000		Sprint Capital Corp., Company Guarantee, 6.90%, 5/1/2019	6,838,812
1,000,000	[1,2]	Sprint Capital Corp., GTD Note, Series 144A, 9.00%, 11/15/2018	1,215,000
2,200,000	[1,2]	Sprint Corp., Series 144A, 7.875%, 9/15/2023	2,453,000
650,000	[1,2]	Sprint Corp., Sr. Unsecd. Note, Series 144A, 7.125%, 6/15/2024	690,625
1,325,000	[1,2]	Sprint Nextel Corp., Series 144A, 7.00%, 3/1/2020	1,530,375
3,375,000		Sprint Nextel Corp., Sr. Unsecd. Note, 6.00%, 11/15/2022	3,459,375
2,550,000		T-Mobile USA, Inc., 6.625%, 4/1/2023	2,779,500
		TOTAL	46,582,959

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Wireline Communications—0.6%
$1,950,000		Level 3 Financing, Inc., 7.00%, 6/1/2020	$2,140,125
775,000		Level 3 Financing, Inc., 8.875%, 6/1/2019	851,531
1,425,000		Level 3 Financing, Inc., Series WI, 8.625%, 7/15/2020	1,603,125
2,425,000		Level 3 Financing, Inc., Sr. Unsecd. Note, Series WI, 8.125%, 7/1/2019	2,658,407
		TOTAL	7,253,188
		TOTAL CORPORATE BONDS (IDENTIFIED COST $1,095,455,005)	1,147,554,370
		COMMON STOCKS—0.0%
		Automotive—0.0%
9,020		General Motors Co.	327,426
		Independent Energy—0.0%
28,064	[1,3,5]	Lone Pine Resources Canada Ltd.	0
28,064	[3,5]	Lone Pine Resources, Inc.	59,777
225,000	[1,3,5]	Lone Pine Resources, Inc., Escrow Shares	0
		TOTAL	59,777
		Lodging—0.0%
1,750	[1,3,5]	Motels of America, Inc.	0
		Media Entertainment—0.0%
47	[3,5]	Sullivan Graphics, Inc.	0
		TOTAL COMMON STOCKS (IDENTIFIED COST $1,432,183)	387,203
		WARRANTS—0.1%
		Automotive—0.1%
1,862	[3]	General Motors Co., Warrants	49,548
36,931	[3]	General Motors Co., Warrants	685,439
		TOTAL WARRANTS (IDENTIFIED COST $1,790,195)	734,987
		INVESTMENT COMPANY—1.7%
19,365,986	[7,8]	Federated Prime Value Obligations Fund, Institutional Shares, 0.06% (AT NET ASSET VALUE)	19,365,986
		TOTAL INVESTMENTS—99.1% (IDENTIFIED COST $1,118,043,369)[9]	1,168,042,546
		OTHER ASSETS AND LIABILITIES - NET—0.9%[10]	10,899,341
		TOTAL NET ASSETS—100%	$1,178,941,887
1	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At June 30, 2014, these restricted securities amounted to $480,271,025, which represented 40.7% of total net assets.
2	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Directors (the “Directors”). At June 30, 2014, these liquid restricted securities amounted to $480,182,297, which represented 40.7% of total net assets.
Additional information on restricted securities, excluding securities purchased under Rule 144A that have been deemed liquid by the Directors, if applicable, held at June 30, 2014, is as follows:
Security	Acquisition Date	Cost	Market Value
FPL Energy National Wind, Note, Series 144A, 6.125%, 3/25/2019	2/16/2005	$89,310	$88,728
Hard Rock Park Operations LLC, Sr. Secd. Note, Series 144A, 1.00%, 4/1/2012	3/23/2006	$3,283,529	$0
Lone Pine Resources Canada Ltd.	1/30/2014	$0	$0
Lone Pine Resources, Inc., Escrow Shares	1/30/2014	$0	$0
Motels of America, Inc.	8/30/1994	$117,506	$0

3	Non-income-producing security.
4	Issuer in default.
5	Market quotations and price evaluations are not available. Fair value determined in accordance with procedures established by and under the general supervision of the Directors.
6	Principal amount and interest were not paid upon final maturity.
7	Affiliated holding.
8	7-day net yield.
9	At June 30, 2014, the cost of investments for federal tax purposes was $1,119,156,280. The net unrealized appreciation of investments for federal tax purposes was $48,886,266. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $62,594,657 and net unrealized depreciation from investments for those securities having an excess of cost over value of $13,708,391.
10	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of total net assets at June 30, 2014.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Directors.
■	Fixed-income securities and repurchase agreements acquired with remaining maturities of 60 days or less are valued at their amortized cost (adjusted for the accretion of any discount or amortization of any premium), unless the issuer's creditworthiness is impaired or other factors indicate that amortized cost is not an accurate estimate of the investment's fair value, in which case it would be valued in the same manner as a longer-term security.
■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■	Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Directors.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Directors, certain factors may be considered such as: the purchase price of the security, information obtained by contacting the issuer, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded and public trading in similar securities of the issuer or comparable issuers.
If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, or if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable time as set forth in the Fund's valuation policies and procedures, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund's NAV.
Fair Valuation and Significant Events Procedures
The Directors have appointed a Valuation Committee comprised of officers of the Fund, Federated Investment Management Company (“Adviser”) and certain of the Adviser's affiliated companies to determine fair value of securities and in overseeing the calculation of the NAV. The Directors have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Directors. The Directors periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Directors.

The Directors also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■	With respect to securities traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and
■	Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.
The Directors have approved the use of a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Directors.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities, including investment companies with daily net asset values, if applicable.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used, as of June 30, 2014, in valuing the Fund's assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices and Investments in Investment Companies	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Debt Securities:
Corporate Bonds	$—	$1,147,554,072	$298	$1,147,554,370
Equity Securities:
Common Stocks
Domestic	327,426	—	59,777	387,203
International	—	—	0	0
Warrants	734,987	—	—	734,987
Investment Company	19,365,986	—	—	19,365,986
TOTAL SECURITIES	$20,428,399	$1,147,554,072	$60,075	$1,168,042,546
The following acronym is used throughout this portfolio:
GTD	—Guaranteed

Item 2. Controls and Procedures

(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-Q.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant Federated High Income Bond Fund, Inc.

By /S/ Lori A. Hensler

Lori A. Hensler

Principal Financial Officer

Date August 25, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /S/ J. Christopher Donahue

J. Christopher Donahue

Principal Executive Officer

Date August 25, 2014

By /S/ Lori A. Hensler

Lori A. Hensler

Principal Financial Officer

Date August 25, 2014